Principal Accountant Fees and Services - Summary of Principal Accountant Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration [abstract]
Audit fees	€ 811	€ 739	€ 814
Audit-related fees	147	0	0
Tax fees	91	122	138
Total principal accountant fees and services	€ 1,049	€ 861	€ 952